Basis of presentation (Table)	9 Months Ended
Sep. 30, 2023
Schedule of accounts of the Company and its material subsidiaries listed
Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
Stream Hatchet S.L.	Spain	100%	Euro
Code Red Esports Ltd.	United Kingdom	100%	UK Pound Sterling
GameSquare Esports, Inc.	Canada	100%	Canadian Dollar
GameSquare Esports (USA) Inc. (dba as Fourth Frame Studios)	USA	100%	US Dollar
GCN Inc.	USA	100%	US Dollar
NextGen Tech, LLC	USA	100%	US Dollar
Swingman LLC	USA	100%	US Dollar
Mission Supply LLC	USA	100%	US Dollar
SideQik, Inc.	USA	100%	US Dollar